PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 79.9%
Asset-Backed Securities 1.2%
Automobiles 0.1%
CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	587	$577,829
Home Equity Loans 0.8%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.861(c)	01/25/35	718	677,094
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	4.974(c)	12/25/33	145	137,875
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month SOFR + 2.814% (Cap N/A, Floor 2.700%)	4.131(c)	09/25/33	3,423	3,217,419
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	3.684	03/25/33	119	115,095
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.119(c)	04/25/33	537	500,515
Series 2004-HE01, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.339(c)	03/25/34	238	229,052

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.119(c)	11/25/33	90	89,243
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month SOFR + 1.344% (Cap 11.000%, Floor 1.230%)	6.669(c)	06/25/43	135	133,460
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.489(c)	11/25/33	406	399,312
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.289(c)	12/25/32	4	4,071
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)	6.789(c)	02/25/33	219	207,308
Series 2003-02, Class M1, 1 Month SOFR + 1.434% (Cap N/A, Floor 1.320%)	6.759(c)	08/25/33	494	463,631

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.729%(c)	08/25/33	356	$338,539
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.519(c)	04/25/34	118	114,821

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.139(c)	09/25/34	92	74,651
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.239(c)	08/25/35	44	40,737
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.639(c)	08/25/35	86	81,121
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)	6.714(c)	04/25/33	104	105,272
Series 2003-NC05, Class M3, 1 Month SOFR + 3.564% (Cap N/A, Floor 3.450%)	8.889(c)	04/25/33	71	72,943
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.489(c)	09/25/33	459	447,783
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.459(c)	10/25/33	63	62,098
Series 2004-HE07, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.339(c)	08/25/34	1,830	1,734,805

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.324(c)	05/25/34	1,860	1,781,928
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month SOFR + 0.974% (Cap N/A, Floor 0.860%)	6.299(c)	06/25/33	205	177,188
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.315	06/25/34	2,266	2,157,092
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	4.052(c)	12/25/33	14	12,634
				13,375,687

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month SOFR + 0.984% (Cap N/A, Floor 0.870%)	6.309%(c)	07/25/34	113	$110,603
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.800%)	7.239(c)	07/25/32	58	57,103
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month SOFR + 0.614% (Cap N/A, Floor 0.500%)	5.939(c)	05/25/32	161	157,692
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)	6.099(c)	11/25/32	93	91,314
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.489(c)	07/25/33	61	59,488
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.189(c)	03/25/34	64	62,103

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	15	14,547
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.159(c)	08/25/34	106	97,139
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.564(c)	07/25/33	390	377,271
Series 2003-04, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.459(c)	08/25/33	60	59,143
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.234(c)	06/25/34	1,300	1,243,944
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.294(c)	07/25/34	1,962	1,861,756
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.289(c)	02/25/34	102	98,350
Series 2004-WMC01, Class M2, 1 Month SOFR + 1.764% (Cap N/A, Floor 1.650%)	7.089(c)	10/25/34	351	326,422

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.339%(c)	05/25/34	305	$282,960
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.119(c)	01/25/33	55	53,396
				4,953,231

Total Asset-Backed Securities (cost $18,160,354)				18,906,747
Certificate of Deposit 1.0%
Lloyds Bank Corporate Markets PLC, SOFR + 0.540% (cost $17,000,000)	5.850(c)	01/31/24	17,000	16,999,997
Commercial Mortgage-Backed Securities 10.8%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	9,503	9,004,314
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.254(c)	03/15/37	7,479	6,914,976
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	504	488,230
Series 2018-B05, Class A2	4.077	07/15/51	1,324	1,257,155

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month SOFR + 1.117% (Cap N/A, Floor 1.070%)	6.452(c)	12/15/37	9,500	9,428,305
CD Mortgage Trust, Series 2016-CD2, Class A3	3.248	11/10/49	3,399	3,124,530
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	7,270	6,936,742
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	6,594	6,518,676
Series 2014-UBS04, Class A4	3.420	08/10/47	5,759	5,635,307
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	7,929,580

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)	6.362(c)	05/15/36	9,975	9,937,206

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A3	3.447%	08/15/48	6,812	$6,529,665
GS Mortgage Securities Corp. Trust,
Series 2018-HART, Class A, 144A, 1 Month SOFR + 1.143% (Cap N/A, Floor 1.090%)	6.483(c)	10/15/31	7,827	7,122,553
Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.149(c)	11/21/35	5,359	5,309,880

GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,315,989
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	404	402,694
Series 2014-C24, Class A3	3.098	11/15/47	14,497	14,163,160
Series 2020-COR07, Class A2	2.215	05/13/53	20,000	17,487,336
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month SOFR + 1.439% (Cap N/A, Floor 1.200%)	6.767(c)	07/05/33	11,247	10,590,117
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.949(c)	09/15/29	3,126	2,907,176
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,271,895
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,426,572
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,886,485

Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A3	3.540	12/15/48	5,662	5,380,608
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.399(c)	01/15/36	11,900	11,275,250
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	5,205	4,851,628
Series 2016-LC24, Class A3	2.684	10/15/49	11,624	10,599,296

Total Commercial Mortgage-Backed Securities (cost $186,065,112)				178,695,325
Corporate Bonds 66.9%
Aerospace & Defense 0.3%
RTX Corp., Sr. Unsec’d. Notes	5.000	02/27/26	5,000	4,913,270

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 1.1%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500%	04/22/25	6,750	$6,552,438
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	11,250	11,133,031
				17,685,469
Auto Manufacturers 7.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	4,000	3,929,553
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,214,822
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,661,781
Gtd. Notes, 144A, SOFR Index + 0.530%	5.875(c)	04/01/24	8,500	8,496,450
Gtd. Notes, 144A, SOFR Index + 0.840%	6.184(c)	04/01/25	6,450	6,461,206

Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	10,000	9,842,051
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	21,500	21,140,565
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	16,000	15,488,835
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,840,899
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,280,678
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.060(c)	12/11/23	4,000	4,001,787

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950	06/06/25	13,250	12,830,513
				115,189,140
Banks 11.9%
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	6.053(c)	03/08/24	20,000	19,999,056
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.246(c)	04/11/25	4,750	4,748,860
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	12,750	12,534,163
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	6.150(c)	09/29/25	10,000	9,994,780

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	5.645%(c)	01/12/24	14,000	$13,984,130
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.735(c)	02/02/24	5,000	4,987,500
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	10,000	9,932,291
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	15,000	14,526,220
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,009,635
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.794(c)	03/22/25	15,000	15,091,563
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	4.750	09/22/25	21,000	20,547,387
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	19,704,606
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.693(c)	09/10/24	20,000	19,955,560
Truist Bank, Sr. Unsec’d. Notes, SOFR + 0.200%	5.544(c)	01/17/24	10,000	9,962,677
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,924,258
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.701(c)	02/09/24	7,500	7,497,652
				195,400,338
Beverages 2.3%
Coca-Cola Europacific Partners PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,920,967
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	16,000	15,919,815
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	20,000	19,610,786
				38,451,568
Biotechnology 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	10,500	10,417,998

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 2.4%
Linde, Inc., Gtd. Notes	4.700%	12/05/25	23,500	$23,226,118
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.950	11/07/25	7,000	6,997,294
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,343,338
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,840,942
				39,407,692
Commercial Services 0.4%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,094,890
Computers 2.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	14,000	13,562,660
Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,527,042

International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	10,000	9,757,664
				33,847,366
Cosmetics/Personal Care 0.8%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,748,429
Kenvue, Inc., Gtd. Notes	5.350	03/22/26	6,250	6,224,949
				12,973,378
Diversified Financial Services 0.6%
American Express Co., Sr. Unsec’d. Notes	3.950	08/01/25	10,000	9,661,736
Electric 5.7%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.991(c)	05/13/24	13,500	13,491,374

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
DTE Energy Co., Sr. Unsec’d. Notes	4.220%	11/01/24	8,250	$8,087,412
Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	10,500	10,329,549
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	6,498	6,484,959
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR Index + 0.380%	5.725(c)	01/12/24	5,000	5,000,275
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,822,023
Gtd. Notes	6.051	03/01/25	2,750	2,748,815

Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	13,879,531
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	11,000	10,788,951
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	4,875,216
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,448,901
				93,957,006
Electronics 0.9%
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	15,000	14,622,060
Foods 2.1%
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,600,683
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,890,988
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,475,970
				34,967,641
Healthcare-Products 1.4%
Baxter International, Inc., Sr. Unsec’d. Notes	0.868	12/01/23	19,237	19,148,164
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,728,595
				23,876,759

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.0%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550%	05/15/24	12,000	$11,678,799
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	3,984,469
				15,663,268
Household Products/Wares 0.7%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,000	11,511,451
Insurance 5.4%
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,321,768
Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,880,541
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,000	22,278,954
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	2,000	1,988,027
Sec’d. Notes, 144A, MTN	3.600	08/05/25	22,500	21,761,326
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,546,757
Sec’d. Notes, 144A, SOFR + 0.450%	5.795(c)	04/12/24	2,750	2,747,404
				89,524,777
Internet 0.6%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	10,000	9,876,907
Iron/Steel 0.5%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,769,006

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 1.8%
CNH Industrial Capital LLC, Gtd. Notes	3.950%	05/23/25	11,000	$10,664,019
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	4.800	01/09/26	19,250	18,998,886
				29,662,905
Media 1.6%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,000	6,965,430
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	20,000	19,333,311
				26,298,741
Mining 1.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	18,750	18,457,843
Oil & Gas 1.0%
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,767,835
Pharmaceuticals 1.3%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	21,500	20,892,070
Pipelines 1.8%
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,352,371
Gtd. Notes	5.050	01/10/26	9,500	9,387,785

TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,614,694
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	9,000	8,893,254
				30,248,104

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.8%
Public Storage Operating Co., Gtd. Notes, SOFR + 0.470%	5.815%(c)	04/23/24	20,000	$19,992,401
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	10,000	9,734,941
				29,727,342
Retail 2.8%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,896,466
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,638,565
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,753,397
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,777,019
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,672,152
				46,737,599
Semiconductors 1.6%
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	9,000	8,422,948
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	18,500	18,225,337
				26,648,285
Software 0.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,986,010
Telecommunications 2.4%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950	02/28/26	12,000	11,387,530
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,974,754
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,972,592

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Verizon Communications, Inc., Sr. Unsec’d. Notes	0.750%	03/22/24	12,000	$11,762,531
				40,097,407
Transportation 0.7%
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	12,500	12,312,811
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,250	5,163,530

Total Corporate Bonds (cost $1,120,965,357)				1,102,812,202

Total Long-Term Investments (cost $1,342,190,823)				1,317,414,271

Shares
Short-Term Investments 19.1%
Affiliated Mutual Fund 3.0%
PGIM Core Government Money Market Fund (cost $48,762,493)	48,762,493	48,762,493

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 8.5%
Bank of America NA	5.930%	04/08/24	15,000	15,002,571
Bank of Montreal	5.840	05/20/24	2,000	1,999,797
Bank of Nova Scotia (The), SOFR + 0.350% (Cap N/A, Floor 0.000%)	5.660(c)	11/02/23	2,250	2,250,022
BNP Paribas SA, SOFR + 0.530%	5.840(c)	04/08/24	15,000	15,014,388
Canadian Imperial Bank of Commerce	6.000	10/18/24	10,000	10,009,365
Credit Agricole Corporate & Investment Bank	5.700	02/08/24	20,000	19,999,936
Credit Industriel et Commercial, SOFR + 0.440%	5.750(c)	01/17/24	15,000	15,007,649

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
MUFG Bank Ltd., SOFR + 0.450%	5.760%(c)	01/05/24	15,000	$15,006,480
State Street Bank & Trust Co., SOFR + 0.470%	5.780(c)	05/21/24	10,000	10,003,926
Sumitomo Mitsui Banking Corp., SOFR + 0.470%	5.780(c)	01/09/24	1,199	1,199,062
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.400%	5.710(c)	02/20/24	10,000	10,003,494
Svenska Handelsbanken, SOFR + 0.510% (Cap N/A, Floor 0.000%)	5.820(c)	03/25/24	15,000	15,010,719
Swedbank AB, SOFR + 0.680%	5.990(c)	03/20/24	10,000	10,013,970

Total Certificates of Deposit (cost $140,448,646)				140,521,379
Commercial Paper 7.6%
ABN AMRO Funding USA LLC, 144A	5.764(n)	01/05/24	15,000	14,849,080
Alexandria Real Estate Equities, Inc., 144A	5.576(n)	11/13/23	10,000	9,980,148
Bayer Corp., 144A	6.271(n)	08/13/24	7,000	6,665,957
BPCE SA, 144A, SOFR + 0.590%	5.900(c)	08/05/24	10,000	10,006,844
CDP Financial, Inc., 144A	5.814(n)	04/01/24	15,000	14,644,766
ING (U.S.) Funding LLC, 144A, SOFR + 0.550%	5.860(c)	05/07/24	15,000	15,012,671
JPMorgan Securities LLC, 144A, SOFR + 0.650%	5.960(c)	08/01/24	10,000	10,006,638
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.841(n)	04/08/24	15,000	14,632,222
Ontario Teachers’ Finance Trust, 144A	5.837(n)	04/03/24	15,000	14,644,738

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.530%	5.840%(c)	04/08/24	15,000	$15,011,109

Total Commercial Paper (cost $125,419,899)				125,454,173

Total Short-Term Investments (cost $314,631,038)				314,738,045

TOTAL INVESTMENTS 99.0% (cost $1,656,821,861)				1,632,152,316
Other assets in excess of liabilities(z) 1.0%				16,623,156

Net Assets 100.0%				$1,648,775,472

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
GMTN	Global Medium Term Note
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Interest rate swap agreements outstanding at October 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)/ 5.350%	$—	$1,737,785	$1,737,785
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)/ 5.350%	—	462,994	462,994
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/ 5.330%	24,122	978,700	954,578
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/ 5.330%	58,857	2,369,212	2,310,355
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/ 5.350%	—	789,559	789,559
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/ 5.330%	—	602,869	602,869
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/ 5.330%	—	854,774	854,774
13,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/ 5.350%	78,331	389,163	310,832
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/ 5.350%	(14,235)	2,511,130	2,525,365
2,750	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/ 5.330%	—	140,421	140,421
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/ 5.330%	—	1,072,295	1,072,295
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 5.350%	—	1,272,860	1,272,860
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 5.350%	927,702	2,858,408	1,930,706
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)/ 5.330%	—	737,630	737,630
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)/ 5.330%	(943)	2,488,743	2,489,686
29,460	03/30/25	2.418%(A)	1 Day SOFR(1)(A)/ 5.350%	171,225	1,596,404	1,425,179
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/ 5.350%	105,148	1,102,139	996,991
550	06/29/25	3.083%(A)	1 Day SOFR(1)(A)/ 5.350%	11,528	21,752	10,224
88,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 5.350%	(646,552)	3,505,809	4,152,361
53,000	08/17/25	2.957%(A)	1 Day SOFR(1)(A)/ 5.350%	116,009	2,149,896	2,033,887
130,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.350%	1,113,438	4,039,455	2,926,017

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Interest rate swap agreements outstanding at October 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
37,850	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 5.350%	$55,674	$751,963	$696,289
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.350%	(11,542)	171,328	182,870
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.350%	—	83,463	83,463
85,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.350%	60,366	2,154,882	2,094,516
27,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.350%	36,145	360,676	324,531
10,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.350%	—	378,953	378,953
				$2,085,273	$35,583,263	$33,497,990

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).